Restricted Net Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Net after-tax profits, percentage	10.00%
Statutory reserve percentage	50.00%
Statutory reserve balance	$ 2,190,847	$ 516,193